Other Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash received from matured deposits	€ 79,970
Interest expenses	121
Invested in fixed-term deposits	80,000
Money market funds	€ 99,853	€ 99,919
Fixed term deposit
Disclosure of financial assets [line items]
Term of deposits (in months)	3 months
Fixed term deposit	€ 119,561	€ 119,664
Foreign currency exchange contract
Disclosure of financial assets [line items]
Money market funds	€ 163